Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share Based Compensation [Abstarct]
Schedule of the Option Activity	A summary of the option activity as of June 30, 2024 and 2023 and changes during the period is presented below:
	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value $
Outstanding, January 1, 2024	427,060	3.59	9.28	-

Exercised	(289,401)	4.03		1,384,653

Outstanding, June 30, 2024	137,659	2.68	9.26	234,296
Exercisable, June 30, 2024	137,659	2.68	9.26	234,296

Outstanding, January 1, 2023	272,126	21.54	10.83	-

Granted	403,820	2.68
Exercised	(791)	20.90		-
Modified	(248,095)	21.74
Outstanding, June 30, 2023	427,060	3.59	10.28	8,076
Exercisable, June 30, 2023	16,337	21.98	10.14	-

Schedule of Fair Value of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model	The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.
Granted in 2023
Expected volatility	170.10%
Risk-free interest rate	3.48%
Expected term from grant date (in years)	5.25
Dividend rate	-
Dilution factor	1
Fair value	$2.68